Note 20 - Parent Company - Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and due from banks	$ 97,172,000	$ 92,874,000
Equity Securities, FV-NI, Current	818,000	609,000
Other assets	14,297,000	13,636,000
TOTAL ASSETS	1,331,006,000	1,391,979,000
Trust preferred debt	8,248,000	8,248,000
TOTAL LIABILITIES	1,185,671,000	1,248,169,000
STOCKHOLDERS' EQUITY	145,335,000	143,810,000	$ 137,775,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,331,006,000	1,391,979,000
Parent Company [Member]
Cash and due from banks	805,000	1,222,000
Equity Securities, FV-NI, Current	818,000	609,000
Other assets	2,381,000	1,561,000
TOTAL ASSETS	154,593,000	152,665,000
Other liabilities	1,010,000	607,000
TOTAL LIABILITIES	9,258,000	8,855,000
STOCKHOLDERS' EQUITY	145,335,000	143,810,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	154,593,000	152,665,000
Parent Company [Member] | Non Bank Subsidiary [Member]
Equity method investments	1,000	1,000
Parent Company [Member] | Subsidiary Banks [Member]
Equity method investments	$ 150,588,000	$ 149,272,000